Income Taxes	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Income Taxes
29.	INCOME TAXES

a)	Income tax expense
Details of income tax expense were as follows:

	Years ended
	January 31, 2021	January 31, 2020

Current income tax expense
Related to current year	$152.0	$148.2
Related to prior years	(3.3)	(1.0)
	148.7	147.2
Deferred income tax recovery
Temporary differences	(11.2)	(13.4)
Effect of income tax rate changes on deferred income taxes	—	(0.6)
Increase (decrease) in valuation allowance	(16.1)	1.9
	(27.3)	(12.1)
Income tax expense	$121.4	$135.1
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense recorded was as follows:

	Years ended
	January 31, 2021		January 31, 2020

Income taxes calculated at statutory rates	$128.3	26.5%	$134.5	26.6%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(5.5)		(5.7)
Effect of income tax rate changes on deferred income taxes	—		(0.6)
Increase (decrease) in valuation allowance	(16.1)		1.9
Recognition of income taxes on foreign currency translation	1.1		(0.6)
Permanent differences [a]	13.1		5.3
Adjustments in respect of prior years	0.9		—
Other	(0.4)		0.3
Income tax expense	$121.4		$135.1
[a]
The permanent differences result mainly from the impairment charge on goodwill and the foreign exchange (gain) loss on the long-term debt denominated in U.S. dollars.
The income tax statutory rate is 26.5% for the year ended January 31, 2021 (26.6% for the year ended January 31, 2020). The income tax statutory rate is the Bombardier Recreational Products Inc. combined rate applicable in jurisdictions in which it operates.

b)	Deferred income taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2021	January 31, 2020

Related to current assets and liabilities
Inventories	$40.6	$39.9
Investment tax credits receivable	(2.2)	(2.2)
Trade payables and accruals	12.1	12.0
Provisions	66.0	91.8
Other financial liabilities	8.4	17.0
Lease liabilities	8.6	8.1
Deferred revenues	17.7	17.1
Other	(5.4)	4.0
	145.8	187.7
Related to non-current assets and liabilities
Property, plant and equipment	(52.3)	(46.2)
Intangible assets	(61.2)	(72.0)
Right-of-use assets	(56.8)	(56.1)
Provisions	19.0	22.6
Long-term debt	(14.7)	4.6
Lease liabilities	54.9	54.7
Deferred revenues	26.7	32.0
Employee future benefit liabilities	58.4	62.0
Other non-current liabilities	3.5	2.2
Other	3.6	4.2
	(18.9)	8.0
Related to non-capital losses carried forward	71.0	1.3
Related to capital losses carried forward	33.6	29.7
	231.5	226.7
Unrecognized tax benefits	(20.8)	(34.4)
Total	$210.7	$192.3
As at Ja
n
uary 31, 2021, the Company had
non-capital
losses and capital losses available to reduce future taxable income.
As at January 31, 2021,
non-capital
losses amounted to $280.2 million ($4.5 million as at January 31, 2020), of which $268.8 million ($0.9 million as at January 31, 2020) is available to reduce future federal taxable income in the United States and $11.4 million ($3.6 million as at January 31, 2020) is available to reduce future taxable income in other tax jurisdictions.

As at January 31, 2021, the balance of deductible capital losses amounted to $126.7 million ($111.9 million as at January 31, 2020) and are available to offset future taxable capital gains in Canada for an unlimited period of time.
As at January 31, 2021, the Company has $32.5 million in investment tax credits receivable, of which $24.1 million is refundable and $8.4 million is available to reduce income taxes in future periods (respectively $22.6 million, $19.4 million and $3.2 million as at January 31, 2020). The $8.4 million ($3.2 million as at January 31, 2020) is available to reduce future income taxes in the United States.
As at January 31, 2021 and 2020, deferred income taxes assets have been entirely recognized except for certain elements, consisting mainly of deductible capital losses carried forward, as the Canadian and Quebec taxation laws required those losses to be offset with available capital gains in order to be deductible.
In addition, deferred income taxes have not been provided for the undistributed earnings of foreign subsidiaries since either income taxes would not be applicable upon distribution of earnings or the Company determined that such earnings will be indefinitely reinvested. However, distribution in the form of dividends or otherwise from countries where earnings are indefinitely reinvested may be subject to income taxes.